American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Equity ETF (AVSC)
May 31, 2023

Avantis U.S. Small Cap Equity ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.7%
AAR Corp.(2)	12,573	630,033
AerSale Corp.(2)	6,888	103,458
Archer Aviation, Inc., Class A(2)	43,674	130,149
Astronics Corp.(2)	9,550	151,845
Cadre Holdings, Inc.	1,626	33,983
Ducommun, Inc.(2)	3,943	161,505
Kaman Corp.	9,677	201,088
Kratos Defense & Security Solutions, Inc.(2)	107	1,406
National Presto Industries, Inc.	1,845	137,526
Park Aerospace Corp.	6,824	89,395
Rocket Lab USA, Inc.(2)	1,249	5,721
Spirit AeroSystems Holdings, Inc., Class A	2	53
V2X, Inc.(2)	4	165
Virgin Galactic Holdings, Inc.(2)	43,166	149,354
		1,795,681
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(2)	24,888	415,630
Forward Air Corp.	7,432	722,911
Hub Group, Inc., Class A(2)	9,956	732,363
Radiant Logistics, Inc.(2)	14,598	91,237
		1,962,141
Automobile Components — 0.9%
American Axle & Manufacturing Holdings, Inc.(2)	39,454	266,315
Cooper-Standard Holdings, Inc.(2)	2,295	24,947
Dana, Inc.	46,716	601,235
LCI Industries	59	6,374
Modine Manufacturing Co.(2)	18,268	498,534
Motorcar Parts of America, Inc.(2)	6,430	35,429
Patrick Industries, Inc.	8,256	541,016
Solid Power, Inc.(1)(2)	21,442	46,958
Standard Motor Products, Inc.	6,364	224,776
Stoneridge, Inc.(2)	8,938	146,226
Visteon Corp.(2)	66	8,816
XPEL, Inc.(2)	990	68,181
		2,468,807
Automobiles — 0.2%
Winnebago Industries, Inc.	10,346	575,652
Banks — 15.0%
1st Source Corp.	2,700	111,051
ACNB Corp.	1,332	39,227
Amalgamated Financial Corp.	5,155	73,304
Amerant Bancorp, Inc.	10,087	178,036
American National Bankshares, Inc.	3,391	97,423
Ameris Bancorp	16,279	513,765
Ames National Corp.	1,246	22,827
Arrow Financial Corp.	5,001	91,218
Associated Banc-Corp.	28,359	419,997
Atlantic Union Bankshares Corp.	22,245	568,582
Axos Financial, Inc.(2)	20,272	766,687

Banc of California, Inc.	18,242	195,007
BancFirst Corp.	3,215	271,893
Bancorp, Inc.(2)	17,484	539,556
Bank First Corp.(1)	2,293	174,543
Bank of Hawaii Corp.(1)	8,164	319,621
Bank of Marin Bancorp	4,969	80,349
Bank7 Corp.	552	12,586
BankUnited, Inc.	15,675	296,571
Bankwell Financial Group, Inc.	916	20,931
Banner Corp.	11,558	500,115
Bar Harbor Bankshares	2,211	52,246
Baycom Corp.	2,112	34,235
BCB Bancorp, Inc.	5,362	56,891
Berkshire Hills Bancorp, Inc.	14,971	306,157
Blue Foundry Bancorp(2)	8,333	77,497
Blue Ridge Bankshares, Inc.	2,203	19,144
Bridgewater Bancshares, Inc.(2)	7,069	60,864
Brookline Bancorp, Inc.	29,680	243,970
Business First Bancshares, Inc.	7,171	104,481
Byline Bancorp, Inc.	8,063	142,876
Cambridge Bancorp	2,370	119,780
Camden National Corp.	4,828	142,474
Capital Bancorp, Inc.	1,238	21,034
Capital City Bank Group, Inc.	4,342	130,564
Capstar Financial Holdings, Inc.	5,832	70,276
Carter Bankshares, Inc.(2)	8,206	115,705
Cathay General Bancorp	17,732	518,484
Central Pacific Financial Corp.	9,264	135,347
Central Valley Community Bancorp	2,932	42,309
Citizens & Northern Corp.	1,924	36,902
Citizens Financial Services, Inc.(1)	1,077	80,904
City Holding Co.	4,952	426,813
Civista Bancshares, Inc.	4,020	60,220
CNB Financial Corp.	6,893	114,493
Coastal Financial Corp.(2)	3,597	123,053
Colony Bankcorp, Inc.	2,208	20,534
Columbia Financial, Inc.(2)	8,907	143,848
Community Bank System, Inc.	6,239	308,456
Community Trust Bancorp, Inc.	5,220	175,914
ConnectOne Bancorp, Inc.	12,963	176,038
CrossFirst Bankshares, Inc.(2)	13,951	134,488
Customers Bancorp, Inc.(2)	10,313	237,405
CVB Financial Corp.	25,199	302,640
Dime Community Bancshares, Inc.	11,866	192,229
Eagle Bancorp, Inc.	10,487	209,006
Eastern Bankshares, Inc.	30,811	334,299
Enterprise Bancorp, Inc.	1,330	35,351
Enterprise Financial Services Corp.	12,118	492,233
Equity Bancshares, Inc., Class A	5,025	112,258
Esquire Financial Holdings, Inc.	2,326	98,460
Farmers & Merchants Bancorp, Inc.	2,020	40,178
Farmers National Banc Corp.	12,151	143,139
FB Financial Corp.	12,153	323,999
Financial Institutions, Inc.	5,313	83,467
First BanCorp	62,982	702,879

First Bancorp, Inc.	1,238	29,341
First Bancorp/Southern Pines NC	13,139	395,484
First Bancshares, Inc.	8,512	221,652
First Bank	2,615	26,830
First Busey Corp.	18,222	340,751
First Business Financial Services, Inc.	1,170	31,321
First Commonwealth Financial Corp.	34,628	438,044
First Community Bankshares, Inc.	3,797	101,228
First Financial Bancorp	30,727	582,584
First Financial Corp.	3,768	122,234
First Foundation, Inc.	10,707	41,543
First Hawaiian, Inc.	34,232	564,486
First Internet Bancorp	3,342	41,040
First Interstate BancSystem, Inc., Class A	12,701	280,057
First Merchants Corp.	20,413	539,924
First Mid Bancshares, Inc.	5,980	143,460
First of Long Island Corp.	7,574	77,331
First Western Financial, Inc.(2)	1,149	19,556
Five Star Bancorp	2,718	51,968
Flushing Financial Corp.	9,893	115,253
FS Bancorp, Inc.	1,011	28,712
Fulton Financial Corp.	48,829	544,932
FVCBankcorp, Inc.(2)	53	542
German American Bancorp, Inc.	9,404	259,550
Great Southern Bancorp, Inc.	3,475	168,989
Guaranty Bancshares, Inc.	2,748	66,337
Hanmi Financial Corp.	10,779	155,218
HarborOne Bancorp, Inc.	14,390	117,998
HBT Financial, Inc.	4,049	71,262
Heartland Financial USA, Inc.	12,913	356,270
Heritage Commerce Corp.	20,042	145,906
Heritage Financial Corp.	11,853	193,797
Hilltop Holdings, Inc.	16,275	480,438
Hingham Institution For Savings(1)	574	110,679
Home Bancorp, Inc.	962	29,620
HomeStreet, Inc.	6,245	32,724
HomeTrust Bancshares, Inc.	5,035	98,636
Hope Bancorp, Inc.	39,751	318,803
Horizon Bancorp, Inc.	14,209	126,318
Independent Bank Corp.	8,649	381,767
Independent Bank Corp. (Michigan)	7,263	118,750
Independent Bank Group, Inc.	7,467	249,174
International Bancshares Corp.	1,543	65,917
Kearny Financial Corp.	20,565	140,459
Lakeland Bancorp, Inc.	21,719	282,564
Lakeland Financial Corp.	8,412	422,535
Live Oak Bancshares, Inc.	11,754	254,357
Macatawa Bank Corp.	4,130	36,014
Mercantile Bank Corp.	5,248	136,605
Metrocity Bankshares, Inc.	2,889	47,466
Metropolitan Bank Holding Corp.(2)	3,612	102,220
Mid Penn Bancorp, Inc.	4,825	107,018
Midland States Bancorp, Inc.	7,438	143,851
MidWestOne Financial Group, Inc.	3,442	64,985
MVB Financial Corp.	3,626	64,398

National Bank Holdings Corp., Class A	12,436	372,209
NBT Bancorp, Inc.	14,305	479,933
Nicolet Bankshares, Inc.	4,150	257,590
Northeast Bank	2,138	76,626
Northfield Bancorp, Inc.	14,346	146,760
Northrim BanCorp, Inc.	1,878	71,195
Northwest Bancshares, Inc.	42,890	450,774
OceanFirst Financial Corp.	19,964	283,489
OFG Bancorp	16,651	403,953
Old Second Bancorp, Inc.	14,600	172,864
Origin Bancorp, Inc.	8,698	247,458
Orrstown Financial Services, Inc.	1,523	27,566
Pacific Premier Bancorp, Inc.	32,152	605,422
Park National Corp.	4,961	489,899
Parke Bancorp, Inc.	1,611	25,873
Pathward Financial, Inc.	9,485	416,771
PCB Bancorp	3,084	43,454
Peapack-Gladstone Financial Corp.	5,621	148,338
Peoples Bancorp, Inc.	10,766	276,363
Peoples Financial Services Corp.	962	38,076
Ponce Financial Group, Inc.(2)	5,439	41,228
Preferred Bank	4,009	184,895
Premier Financial Corp.	12,185	169,859
Primis Financial Corp.	2,981	21,970
Provident Bancorp, Inc.(1)	3,257	24,786
Provident Financial Services, Inc.	25,180	399,858
QCR Holdings, Inc.	5,638	216,612
RBB Bancorp	2,019	21,078
Renasant Corp.	18,470	482,436
Republic Bancorp, Inc., Class A	2,110	88,915
S&T Bancorp, Inc.	13,006	348,821
Sandy Spring Bancorp, Inc.	15,158	317,408
Seacoast Banking Corp. of Florida	18,407	380,657
ServisFirst Bancshares, Inc.	11,281	454,624
Shore Bancshares, Inc.	6,114	68,844
Sierra Bancorp	4,788	76,560
Simmons First National Corp., Class A	41,245	671,056
SmartFinancial, Inc.	4,085	86,193
South Plains Financial, Inc.	2,711	60,076
Southern First Bancshares, Inc.(2)	2,593	59,561
Southern Missouri Bancorp, Inc.	2,780	103,277
Southside Bancshares, Inc.	10,265	272,022
Stellar Bancorp, Inc.	15,378	357,692
Stock Yards Bancorp, Inc.	9,109	381,667
Summit Financial Group, Inc.	1,517	28,914
Texas Capital Bancshares, Inc.(2)	16,027	758,077
Third Coast Bancshares, Inc.(2)	1,525	24,690
Timberland Bancorp, Inc.	1,922	45,282
Tompkins Financial Corp.	3,947	206,428
Towne Bank	22,720	528,013
TriCo Bancshares	10,114	329,312
Triumph Financial, Inc.(2)	7,676	398,538
TrustCo Bank Corp. NY	6,397	176,749
Trustmark Corp.	19,228	401,481
United Community Banks, Inc.	27,127	613,341

Unity Bancorp, Inc.	962	21,885
Univest Financial Corp.	9,837	174,410
Veritex Holdings, Inc.	17,247	297,856
Washington Federal, Inc.	23,211	603,718
Washington Trust Bancorp, Inc.	5,659	144,078
WesBanco, Inc.	19,113	461,388
West BanCorp, Inc.	2,019	33,919
Westamerica BanCorp	9,145	345,955
WSFS Financial Corp.	19,660	657,430
		39,461,899
Beverages†
MGP Ingredients, Inc.	445	42,302
Vita Coco Co., Inc.(2)	140	3,735
Zevia PBC, Class A(2)	1,310	4,755
		50,792
Biotechnology — 5.8%
2seventy bio, Inc.(2)	15,714	187,154
89bio, Inc.(2)	16,930	308,634
Aadi Bioscience, Inc.(2)	4,495	35,960
Acrivon Therapeutics, Inc.(2)	177	2,085
Actinium Pharmaceuticals, Inc.(2)	1,192	9,894
Acumen Pharmaceuticals, Inc.(2)	480	2,366
Adicet Bio, Inc.(1)(2)	10,600	58,088
Agios Pharmaceuticals, Inc.(2)	19,099	482,823
Akouos, Inc.(2)	779	615
Aldeyra Therapeutics, Inc.(2)	22,239	211,048
Alector, Inc.(2)	4,722	35,132
Allogene Therapeutics, Inc.(2)	26,181	137,450
Allovir, Inc.(2)	8,506	32,068
Alpine Immune Sciences, Inc.(2)	874	8,705
Altimmune, Inc.(2)	2,108	8,516
ALX Oncology Holdings, Inc.(2)	6,094	40,647
AnaptysBio, Inc.(2)	4,567	87,230
Anika Therapeutics, Inc.(2)	4,829	130,818
Annexon, Inc.(2)	9,795	29,287
Arcturus Therapeutics Holdings, Inc.(2)	8,910	243,599
Arcus Biosciences, Inc.(2)	16,827	345,627
ARS Pharmaceuticals, Inc.(2)	11,400	79,344
Atara Biotherapeutics, Inc.(2)	29,693	45,430
aTyr Pharma, Inc.(2)	12,262	27,835
Aura Biosciences, Inc.(2)	2,235	25,300
Avita Medical, Inc.(2)	9,337	106,629
Bellerophon Therapeutics, Inc.(2)	888	6,136
BioAtla, Inc.(2)	13,686	43,111
Biohaven Ltd.(2)	15,682	274,592
Biomea Fusion, Inc.(2)	6,488	220,332
Bioxcel Therapeutics, Inc.(2)	1,155	20,721
Bluebird Bio, Inc.(2)	13,765	46,113
C4 Therapeutics, Inc.(2)	15,304	51,881
Cabaletta Bio, Inc.(1)(2)	8,774	88,530
Cardiff Oncology, Inc.(2)	4,908	7,902
CareDx, Inc.(2)	17,294	138,006
Caribou Biosciences, Inc.(2)	16,035	70,714
Carisma Therapeutics, Inc.	2,456	13,926
Catalyst Pharmaceuticals, Inc.(2)	37,103	428,540

Celcuity, Inc.(1)(2)	2,471	26,699
Century Therapeutics, Inc.(2)	58	184
Chinook Therapeutics, Inc.(2)	5,210	126,030
Cogent Biosciences, Inc.(2)	2,332	27,378
Crinetics Pharmaceuticals, Inc.(2)	12,367	269,972
Cue Biopharma, Inc.(2)	9,352	37,408
Cullinan Oncology, Inc.(2)	8,914	91,636
Deciphera Pharmaceuticals, Inc.(2)	7,065	95,377
DermTech, Inc.(2)	8,217	19,556
Design Therapeutics, Inc.(1)(2)	1,666	9,380
Disc Medicine, Inc.(2)	1,420	52,725
Dynavax Technologies Corp.(2)	42,575	486,632
Dyne Therapeutics, Inc.(2)	12,680	165,220
Eagle Pharmaceuticals, Inc.(2)	3,859	80,074
Editas Medicine, Inc.(2)	22,606	207,523
Emergent BioSolutions, Inc.(2)	14,395	122,789
Enanta Pharmaceuticals, Inc.(2)	371	8,711
Enochian Biosciences, Inc.(2)	30	27
Entrada Therapeutics, Inc.(2)	1,376	15,769
EQRx, Inc.(2)	95,830	168,661
Erasca, Inc.(2)	22,492	60,953
Essa Pharma, Inc.(1)(2)	3,165	9,495
Fate Therapeutics, Inc.(2)	12,576	63,509
Generation Bio Co.(2)	10,081	35,283
Gritstone bio, Inc.(2)	26,894	51,905
Icosavax, Inc.(1)(2)	5,690	57,128
Ideaya Biosciences, Inc.(2)	17,282	394,721
IGM Biosciences, Inc.(1)(2)	1,791	21,582
Immuneering Corp., Class A(2)	6,494	50,328
Immunic, Inc.(2)	8,650	14,272
Immunovant, Inc.(2)	3,299	69,312
Inmune Bio, Inc.(2)	1,146	8,687
Inozyme Pharma, Inc.(2)	10,588	63,422
Iovance Biotherapeutics, Inc.(2)	36,009	314,719
Ironwood Pharmaceuticals, Inc.(2)	47,121	512,676
iTeos Therapeutics, Inc.(2)	8,352	135,971
Janux Therapeutics, Inc.(2)	2,619	30,433
KalVista Pharmaceuticals, Inc.(2)	11,304	110,214
Kezar Life Sciences, Inc.(2)	21,458	59,653
Kiniksa Pharmaceuticals Ltd., Class A(2)	4,817	66,764
Kinnate Biopharma, Inc.(2)	5,864	25,215
Kodiak Sciences, Inc.(2)	9,976	59,158
Kronos Bio, Inc.(2)	2,981	4,978
Krystal Biotech, Inc.(2)	90	10,607
Kura Oncology, Inc.(2)	20,975	279,387
Kymera Therapeutics, Inc.(2)	10,045	295,725
Larimar Therapeutics, Inc.(2)	6,236	23,011
Lyell Immunopharma, Inc.(1)(2)	46,345	147,841
MacroGenics, Inc.(2)	21,042	98,266
MediciNova, Inc.(2)	5,686	12,225
MeiraGTx Holdings PLC(2)	8,166	56,182
Merus NV(2)	12,076	262,291
Mirati Therapeutics, Inc.(2)	5,293	196,688
Monte Rosa Therapeutics, Inc.(2)	8,315	61,365
Morphic Holding, Inc.(2)	7,479	430,042

Myriad Genetics, Inc.(2)	26,708	589,178
NextCure, Inc.(2)	20	34
Nkarta, Inc.(2)	9,845	45,484
Nurix Therapeutics, Inc.(2)	15,003	151,830
Olema Pharmaceuticals, Inc.(2)	2,111	10,914
Omega Therapeutics, Inc.(2)	5,683	43,134
Organogenesis Holdings, Inc.(2)	18,349	66,607
ORIC Pharmaceuticals, Inc.(2)	13,573	68,408
Ovid therapeutics, Inc.(2)	7,061	24,996
PDS Biotechnology Corp.(1)(2)	34	326
PMV Pharmaceuticals, Inc.(2)	14,324	76,633
Point Biopharma Global, Inc.(2)	30,097	278,999
Poseida Therapeutics, Inc.(2)	3,092	7,019
Protagonist Therapeutics, Inc.(2)	14,339	373,818
Prothena Corp. PLC(2)	62	4,119
Rallybio Corp.(2)	788	5,642
Recursion Pharmaceuticals, Inc., Class A(2)	2,064	18,101
REGENXBIO, Inc.(2)	13,091	225,558
Relay Therapeutics, Inc.(2)	24,796	276,227
Reneo Pharmaceuticals, Inc.(2)	2,606	20,848
Repare Therapeutics, Inc.(2)	7,662	81,294
Replimune Group, Inc.(2)	11,223	213,125
REVOLUTION Medicines, Inc.(2)	2,636	65,715
Rhythm Pharmaceuticals, Inc.(2)	5	83
Rocket Pharmaceuticals, Inc.(2)	804	16,828
Roivant Sciences Ltd.(2)	836	7,599
Sage Therapeutics, Inc.(2)	8,481	419,809
Sana Biotechnology, Inc.(1)(2)	23,880	143,758
Scholar Rock Holding Corp.(2)	13,926	81,049
Shattuck Labs, Inc.(2)	1,924	5,022
Stoke Therapeutics, Inc.(2)	6,656	74,547
Sutro Biopharma, Inc.(2)	16,870	75,746
Tango Therapeutics, Inc.(2)	9,312	25,142
Tenaya Therapeutics, Inc.(2)	14,644	105,437
Twist Bioscience Corp.(2)	11,941	180,906
uniQure NV(2)	14,516	280,014
Vanda Pharmaceuticals, Inc.(2)	17,546	104,399
Vera Therapeutics, Inc.(2)	1,266	10,571
Verve Therapeutics, Inc.(2)	6,375	98,685
Viracta Therapeutics, Inc.(2)	34	45
Voyager Therapeutics, Inc.(2)	4,064	46,289
XBiotech, Inc.(2)	2,203	11,224
Xencor, Inc.(2)	19,961	540,943
Xenon Pharmaceuticals, Inc.(2)	555	21,384
Y-mAbs Therapeutics, Inc.(2)	10,303	83,763
Zymeworks, Inc.(1)(2)	1,778	14,633
		15,194,432
Broadline Retail — 0.4%
1stdibs.com, Inc.(2)	54	205
Big Lots, Inc.	9,522	47,800
ContextLogic, Inc., Class A(1)(2)	2,526	17,707
Kohl's Corp.	31,698	580,707
Nordstrom, Inc.	21,945	335,759
		982,178

Building Products — 2.3%
Alpha Pro Tech Ltd.(2)	1,609	5,986
American Woodmark Corp.(2)	5,327	316,957
Apogee Enterprises, Inc.	7,645	282,177
AZZ, Inc.	6,377	222,621
CSW Industrials, Inc.	4,182	592,673
Gibraltar Industries, Inc.(2)	10,074	526,870
Griffon Corp.	16,489	519,733
Hayward Holdings, Inc.(2)	34,493	374,594
Insteel Industries, Inc.	6,378	190,894
Janus International Group, Inc.(2)	25,092	221,562
JELD-WEN Holding, Inc.(2)	11,193	146,516
Masonite International Corp.(2)	8,300	730,981
Masterbrand, Inc.(2)	30,248	313,974
PGT Innovations, Inc.(2)	21,023	522,842
Quanex Building Products Corp.	11,368	238,842
Resideo Technologies, Inc.(2)	45,064	722,376
		5,929,598
Capital Markets — 2.0%
Artisan Partners Asset Management, Inc., Class A	15,152	484,864
Assetmark Financial Holdings, Inc.(2)	2,479	69,610
Avantax, Inc.(2)	10,628	224,889
BGC Partners, Inc., Class A	119,385	485,897
Bridge Investment Group Holdings, Inc., Class A	8,084	78,738
Diamond Hill Investment Group, Inc.	1,000	158,770
Donnelley Financial Solutions, Inc.(2)	8,953	397,066
Federated Hermes, Inc.	1	34
Greenhill & Co., Inc.	1,609	23,298
Moelis & Co., Class A	14,986	567,520
Open Lending Corp., Class A(2)	33,285	337,510
Oppenheimer Holdings, Inc., Class A	2,135	83,713
Piper Sandler Cos.	5,980	761,673
StoneX Group, Inc.(2)	6,436	516,746
Victory Capital Holdings, Inc., Class A	10,439	323,296
Virtus Investment Partners, Inc.	2,337	445,853
WisdomTree, Inc.	42,755	290,734
		5,250,211
Chemicals — 2.2%
AdvanSix, Inc.	9,611	316,202
Alto Ingredients, Inc.(2)	12,259	24,641
American Vanguard Corp.	9,012	153,745
Aspen Aerogels, Inc.(2)	15,202	99,877
Chase Corp.	592	69,619
Core Molding Technologies, Inc.(2)	2,962	54,471
Danimer Scientific, Inc.(2)	31,952	92,341
Ecovyst, Inc.(2)	31,931	320,587
FutureFuel Corp.	9,092	77,191
Hawkins, Inc.	6,280	294,783
Ingevity Corp.(2)	9,900	467,181
Innospec, Inc.	7,341	678,015
Intrepid Potash, Inc.(2)	3,479	61,161
Koppers Holdings, Inc.	7,435	215,318
Kronos Worldwide, Inc.	7,428	61,281
LSB Industries, Inc.(2)	15,644	145,489
Minerals Technologies, Inc.	10,888	605,482

Origin Materials, Inc.(1)(2)	38,065	161,015
Orion Engineered Carbons SA	21,743	504,220
PureCycle Technologies, Inc.(1)(2)	25,537	175,950
Rayonier Advanced Materials, Inc.(2)	22,488	76,459
Stepan Co.	7,374	678,039
Trinseo PLC	11,430	141,961
Tronox Holdings PLC, Class A	40,521	431,143
		5,906,171
Commercial Services and Supplies — 1.5%
ACCO Brands Corp.	30,010	145,248
ARC Document Solutions, Inc.	5,502	15,681
Aris Water Solutions, Inc., Class A	1,524	14,006
Brady Corp., Class A	7,444	354,930
BrightView Holdings, Inc.(2)	4,967	32,782
Brink's Co.	363	24,150
CECO Environmental Corp.(2)	8,463	91,062
Civeo Corp.(2)	3,223	64,428
Deluxe Corp.	14,167	215,622
Ennis, Inc.	8,430	163,289
Harsco Corp.(2)	27,330	231,212
Healthcare Services Group, Inc.	24,070	325,186
Heritage-Crystal Clean, Inc.(2)	6,213	206,023
HNI Corp.	13,554	345,627
Interface, Inc.	19,637	136,085
Kimball International, Inc., Class B	4,724	58,105
Li-Cycle Holdings Corp.(1)(2)	42,775	201,898
Liquidity Services, Inc.(2)	3,971	60,081
Matthews International Corp., Class A	11,360	437,360
MillerKnoll, Inc.	1,311	17,764
OPENLANE, Inc.(2)	3,747	56,280
Perma-Fix Environmental Services, Inc.(2)	4,428	47,822
Pitney Bowes, Inc.	55,381	183,865
Quad/Graphics, Inc.(2)	4,306	14,081
SP Plus Corp.(2)	6,518	237,320
Steelcase, Inc., Class A	31,502	204,448
Viad Corp.(2)	2,291	53,197
VSE Corp.	840	39,505
		3,977,057
Communications Equipment — 1.0%
ADTRAN Holdings, Inc.	9,854	87,799
Applied Optoelectronics, Inc.(1)(2)	2,387	5,299
Aviat Networks, Inc.(2)	3,821	116,999
Comtech Telecommunications Corp.	1,003	11,514
DZS, Inc.(2)	948	5,679
Extreme Networks, Inc.(2)	43,944	905,246
Harmonic, Inc.(2)	19,753	347,850
KVH Industries, Inc.(2)	2,707	24,201
NETGEAR, Inc.(2)	9,529	133,692
NetScout Systems, Inc.(2)	1,286	39,249
Ribbon Communications, Inc.(2)	28,045	77,965
ViaSat, Inc.(2)	1,147	51,168
Viavi Solutions, Inc.(2)	69,567	684,539
		2,491,200
Construction and Engineering — 1.3%
Ameresco, Inc., Class A(2)	10,871	468,323

Argan, Inc.	4,334	175,310
Concrete Pumping Holdings, Inc.(2)	3,349	23,242
Granite Construction, Inc.	15,869	574,299
Great Lakes Dredge & Dock Corp.(2)	21,817	138,320
IES Holdings, Inc.(2)	100	4,742
Limbach Holdings, Inc.(2)	3,399	70,801
Matrix Service Co.(2)	7,221	39,066
MYR Group, Inc.(2)	6,372	812,430
Northwest Pipe Co.(2)	3,365	89,374
Primoris Services Corp.	18,756	502,661
Sterling Infrastructure, Inc.(2)	10,944	504,190
Tutor Perini Corp.(2)	14,853	80,206
		3,482,964
Construction Materials†
US Lime & Minerals, Inc.	276	50,072
Consumer Finance — 1.6%
Atlanticus Holdings Corp.(2)	870	30,415
Bread Financial Holdings, Inc.	17,463	492,107
Consumer Portfolio Services, Inc.(2)	2,295	26,645
Encore Capital Group, Inc.(2)	7,256	312,516
Enova International, Inc.(2)	11,064	514,697
EZCORP, Inc., Class A(2)	17,619	146,942
Green Dot Corp., Class A(2)	15,057	274,489
LendingClub Corp.(2)	25,264	207,165
Medallion Financial Corp.(1)	1,832	11,615
Navient Corp.	34,395	521,084
Oportun Financial Corp.(2)	9,134	52,338
PRA Group, Inc.(2)	13,953	260,921
PROG Holdings, Inc.(2)	19,028	620,884
Regional Management Corp.	2,012	52,614
Upstart Holdings, Inc.(2)	17,513	477,054
World Acceptance Corp.(2)	1,230	136,764
		4,138,250
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc.	11,926	465,233
Grocery Outlet Holding Corp.(2)	6	173
HF Foods Group, Inc.(2)	5,808	20,909
Ingles Markets, Inc., Class A	5,190	416,601
Natural Grocers by Vitamin Cottage, Inc.	2,801	30,951
PriceSmart, Inc.	9,014	653,335
SpartanNash Co.	12,086	276,770
Sprouts Farmers Market, Inc.(2)	154	5,322
United Natural Foods, Inc.(2)	20,965	559,975
Village Super Market, Inc., Class A	962	19,966
Weis Markets, Inc.	5,726	340,926
		2,790,161
Containers and Packaging — 0.5%
Ardagh Metal Packaging SA	42,180	152,270
Greif, Inc., Class A	30	1,803
Greif, Inc., Class B	97	6,785
Myers Industries, Inc.	12,591	235,452
O-I Glass, Inc.(2)	22,614	468,562
Pactiv Evergreen, Inc.	12,114	85,040
Ranpak Holdings Corp.(2)	8,462	26,232

TriMas Corp.	13,844	350,392
		1,326,536
Diversified Consumer Services — 1.6%
Adtalem Global Education, Inc.(2)	14,113	585,690
American Public Education, Inc.(2)	5,770	28,908
Carriage Services, Inc.	4,874	127,504
Coursera, Inc.(2)	32,626	413,045
European Wax Center, Inc., Class A(2)	9,021	156,334
Frontdoor, Inc.(2)	23,903	736,929
Graham Holdings Co., Class B	250	141,188
Laureate Education, Inc., Class A	45,547	551,119
Lincoln Educational Services Corp.(2)	3,073	19,636
OneSpaWorld Holdings Ltd.(2)	25,677	267,811
Perdoceo Education Corp.(2)	23,166	273,127
Rover Group, Inc.(2)	20,013	93,060
Strategic Education, Inc.	591	46,636
Stride, Inc.(2)	14,397	581,783
Universal Technical Institute, Inc.(2)	9,147	58,815
		4,081,585
Diversified Telecommunication Services — 0.7%
ATN International, Inc.	3,659	137,322
Consolidated Communications Holdings, Inc.(2)	20,582	75,124
EchoStar Corp., Class A(2)	11,814	186,307
IDT Corp., Class B(2)	7,795	236,890
Liberty Latin America Ltd., Class A(2)	12,112	88,660
Liberty Latin America Ltd., Class C(2)	47,812	349,028
Lumen Technologies, Inc.	151,774	300,512
Radius Global Infrastructure, Inc., Class A(2)	25,016	370,237
		1,744,080
Electric Utilities — 0.3%
Genie Energy Ltd., Class B	7,225	101,800
MGE Energy, Inc.	4,203	301,607
Otter Tail Corp.	6,207	460,622
Via Renewables, Inc.	7	74
		864,103
Electrical Equipment — 0.6%
American Superconductor Corp.(2)	3,799	17,817
Broadwind, Inc.(2)	912	3,420
Encore Wire Corp.	424	69,396
Energy Vault Holdings, Inc.(2)	14,912	31,315
EnerSys	16	1,556
FREYR Battery SA(1)(2)	20,902	150,913
FuelCell Energy, Inc.(1)(2)	130,386	276,418
GrafTech International Ltd.	68,122	292,244
LSI Industries, Inc.	9,511	110,613
Orion Energy Systems, Inc.(2)	2,613	3,854
Powell Industries, Inc.	3,734	214,705
Preformed Line Products Co.	189	29,051
Thermon Group Holdings, Inc.(2)	11,500	263,810
TPI Composites, Inc.(2)	10,441	111,301
		1,576,413
Electronic Equipment, Instruments and Components — 2.3%
908 Devices, Inc.(2)	4,710	41,024
Advanced Energy Industries, Inc.	48	4,711
Airgain, Inc.(2)	962	5,435

Akoustis Technologies, Inc.(1)(2)	1,997	6,311
Bel Fuse, Inc., Class B	3,647	179,396
Belden, Inc.	654	57,218
Benchmark Electronics, Inc.	11,813	278,905
Climb Global Solutions, Inc.	1,486	69,768
CTS Corp.	10,565	482,504
Daktronics, Inc.(2)	14,343	90,217
ePlus, Inc.(2)	8,944	441,744
Evolv Technologies Holdings, Inc.(2)	25,458	151,730
FARO Technologies, Inc.(2)	4,256	64,223
Kimball Electronics, Inc.(2)	8,234	204,203
Knowles Corp.(2)	31,705	570,056
Methode Electronics, Inc.	11,745	505,622
Napco Security Technologies, Inc.	3	112
nLight, Inc.(2)	13,664	197,581
OSI Systems, Inc.(2)	4,703	559,704
Ouster, Inc.(2)	450	3,065
PC Connection, Inc.	3,848	173,045
Plexus Corp.(2)	9,663	876,241
Presto Automation, Inc.(2)	5,494	14,944
Richardson Electronics Ltd.	4,060	67,355
ScanSource, Inc.(2)	8,497	244,374
SmartRent, Inc.(2)	44,037	158,533
Tingo Group, Inc.(1)(2)	30,630	86,989
TTM Technologies, Inc.(2)	33,915	464,635
Vishay Intertechnology, Inc.	1,567	40,397
Vishay Precision Group, Inc.(2)	4,104	143,312
		6,183,354
Energy Equipment and Services — 2.9%
Archrock, Inc.	59,837	538,533
Bristow Group, Inc.(2)	8,145	199,145
Core Laboratories, Inc.	4,799	104,954
Diamond Offshore Drilling, Inc.(2)	37,681	412,607
DMC Global, Inc.(2)	6,515	105,673
Dril-Quip, Inc.(2)	12,227	273,273
Expro Group Holdings NV(2)	30,224	501,416
Forum Energy Technologies, Inc.(2)	3,076	65,611
Helix Energy Solutions Group, Inc.(2)	54,405	341,663
Liberty Energy, Inc., Class A	57,092	670,260
Mammoth Energy Services, Inc.(2)	3,103	10,985
Nabors Industries Ltd.(2)	3,022	252,941
Newpark Resources, Inc.(2)	27,525	95,237
NexTier Oilfield Solutions, Inc.(2)	70,882	534,450
Noble Corp. PLC(2)	366	13,813
Oceaneering International, Inc.(2)	39,190	599,999
Oil States International, Inc.(2)	23,469	149,263
Patterson-UTI Energy, Inc.	45,988	447,923
ProFrac Holding Corp., Class A(2)	3,092	34,692
ProPetro Holding Corp.(2)	35,092	234,064
Ranger Energy Services, Inc.(2)	3,001	33,401
RPC, Inc.	33,855	225,136
SEACOR Marine Holdings, Inc.(2)	131	1,052
Select Water Solutions, Inc., Class A	25,624	186,030
Smart Sand, Inc.(2)	4,554	6,740
Solaris Oilfield Infrastructure, Inc., Class A	10,550	77,332

TechnipFMC PLC(2)	2,642	34,716
TETRA Technologies, Inc.(2)	32,562	84,661
Tidewater, Inc.(2)	17,138	767,954
Transocean Ltd.(2)	24,711	141,347
US Silica Holdings, Inc.(2)	26,064	295,305
Weatherford International PLC(2)	2,672	150,808
		7,590,984
Entertainment — 0.8%
Cinemark Holdings, Inc.(2)	39,906	638,895
Genius Brands International, Inc.(2)	3,216	7,622
IMAX Corp.(2)	15,394	266,932
Liberty Media Corp.-Liberty Braves, Class A(2)	3,437	128,441
Liberty Media Corp.-Liberty Braves, Class C(2)	14,039	514,950
Marcus Corp.	8,363	127,787
Playstudios, Inc.(2)	28,500	129,105
Sciplay Corp., Class A(2)	7,414	143,757
Sphere Entertainment Co.(2)	10,886	259,849
		2,217,338
Financial Services — 2.0%
Acacia Research Corp.(2)	10,781	44,633
Alerus Financial Corp.	3,237	53,961
A-Mark Precious Metals, Inc.	6,438	218,055
Cannae Holdings, Inc.(2)	24,552	482,447
Cass Information Systems, Inc.	4,639	179,158
EVERTEC, Inc.	21,418	738,493
Federal Agricultural Mortgage Corp., Class C	3,219	430,734
International Money Express, Inc.(2)	2,593	60,417
Jackson Financial, Inc., Class A	19,489	539,845
loanDepot, Inc., Class A(2)	1,520	2,782
Marqeta, Inc., Class A(2)	83,192	398,490
Merchants Bancorp	5,499	125,707
Mr. Cooper Group, Inc.(2)	315	14,572
NMI Holdings, Inc., Class A(2)	29,283	736,467
Ocwen Financial Corp.(2)	1,623	42,604
Payoneer Global, Inc.(2)	87,599	363,536
Paysafe Ltd.(2)	10,208	98,609
PennyMac Financial Services, Inc.	489	29,849
Walker & Dunlop, Inc.	9,328	682,716
Waterstone Financial, Inc.	6,294	85,095
		5,328,170
Food Products — 0.9%
Alico, Inc.	615	14,237
B&G Foods, Inc.	25,346	324,682
Calavo Growers, Inc.	5,606	181,242
Cal-Maine Foods, Inc.	11,173	531,276
Farmer Bros Co.(2)	1,422	2,531
Fresh Del Monte Produce, Inc.	13,292	350,377
Hostess Brands, Inc.(2)	289	7,190
John B Sanfilippo & Son, Inc.	2,576	299,408
Lifecore Biomedical, Inc.(1)(2)	8,387	68,690
Limoneira Co.	6,161	99,069
Mission Produce, Inc.(2)	12,038	146,864
Seneca Foods Corp., Class A(2)	1,915	88,550
Sovos Brands, Inc.(2)	13,795	261,967
Tootsie Roll Industries, Inc.	255	9,963

Vital Farms, Inc.(2)	1,604	23,242
Whole Earth Brands, Inc.(2)	7,753	22,406
		2,431,694
Gas Utilities — 0.5%
Chesapeake Utilities Corp.	6,662	850,737
Northwest Natural Holding Co.	11,897	508,002
Star Group LP	4,191	58,674
		1,417,413
Ground Transportation — 1.1%
ArcBest Corp.	8,654	725,032
Covenant Logistics Group, Inc.	2,670	101,914
Daseke, Inc.(2)	15,650	93,900
Heartland Express, Inc.	15,870	247,572
Marten Transport Ltd.	20,306	429,472
PAM Transportation Services, Inc.(2)	1,669	43,661
RXO, Inc.(2)	38,014	793,352
TuSimple Holdings, Inc., Class A(2)	2,892	5,842
Universal Logistics Holdings, Inc.	2,004	53,206
US Xpress Enterprises, Inc., Class A(2)	2,705	16,446
Werner Enterprises, Inc.	7,729	339,458
		2,849,855
Health Care Equipment and Supplies — 1.1%
Accuray, Inc.(2)	5,365	19,797
AngioDynamics, Inc.(2)	8,197	77,544
Atrion Corp.	355	184,728
Avanos Medical, Inc.(2)	13,353	327,148
Axogen, Inc.(2)	49	416
Beyond Air, Inc.(2)	852	4,481
Butterfly Network, Inc.(1)(2)	41,712	101,777
Co-Diagnostics, Inc.(2)	3,941	4,296
CVRx, Inc.(2)	554	6,936
Glaukos Corp.(2)	62	3,535
Haemonetics Corp.(2)	381	32,233
Heska Corp.(2)	925	110,750
Inogen, Inc.(2)	4,190	44,121
Integer Holdings Corp.(2)	403	32,990
iRadimed Corp.	2,690	126,511
LeMaitre Vascular, Inc.	2,613	164,201
Merit Medical Systems, Inc.(2)	4	330
Neuronetics, Inc.(2)	2,827	7,718
NuVasive, Inc.(2)	18,072	689,627
OraSure Technologies, Inc.(2)	28,526	143,486
Orthofix Medical, Inc.(2)	11,403	213,122
Pulmonx Corp.(2)	11,306	135,785
Retractable Technologies, Inc.(2)	105	113
Sensus Healthcare, Inc.(2)	841	2,262
Sight Sciences, Inc.(2)	4,878	46,780
Tactile Systems Technology, Inc.(2)	7,541	158,512
Utah Medical Products, Inc.	471	44,034
Varex Imaging Corp.(2)	8,575	188,993
Zimvie, Inc.(2)	6,965	69,511
Zynex, Inc.(1)(2)	7,401	69,421
		3,011,158
Health Care Providers and Services — 2.2%
23andMe Holding Co., Class A(2)	62,464	119,931

Accolade, Inc.(2)	6,090	73,324
AdaptHealth Corp.(2)	12,321	129,124
Addus HomeCare Corp.(2)	5,404	487,170
Agiliti, Inc.(1)(2)	11,119	182,018
AirSculpt Technologies, Inc.(1)	1,672	14,112
Apollo Medical Holdings, Inc.(2)	11,970	378,491
Brookdale Senior Living, Inc.(2)	60,825	209,846
Castle Biosciences, Inc.(2)	7,914	193,339
CorVel Corp.(2)	109	21,303
Cross Country Healthcare, Inc.(2)	11,932	304,266
Enhabit, Inc.(2)	1,925	20,713
Fulgent Genetics, Inc.(2)	6,587	261,965
GeneDx Holdings Corp.(2)	1,234	9,280
InfuSystem Holdings, Inc.(2)	1,924	16,835
Joint Corp.(2)	4,810	68,206
ModivCare, Inc.(2)	4,069	182,820
National HealthCare Corp.	4,470	271,329
National Research Corp.	6,862	308,104
NeoGenomics, Inc.(2)	40,035	687,801
OPKO Health, Inc.(2)	93,388	129,809
Owens & Minor, Inc.(2)	24,402	495,605
Patterson Cos., Inc.	8,572	224,501
Pediatrix Medical Group, Inc.(2)	25,494	339,070
Pennant Group, Inc.(2)	9,750	117,000
PetIQ, Inc.(2)	8,022	102,120
Privia Health Group, Inc.(2)	212	5,289
RadNet, Inc.(2)	19,188	555,301
Select Medical Holdings Corp.	110	3,011
		5,911,683
Health Care Technology — 0.5%
American Well Corp., Class A(2)	73,082	161,511
Computer Programs & Systems, Inc.(2)	474	11,310
Health Catalyst, Inc.(2)	19,360	217,994
HealthStream, Inc.	8,109	186,669
NextGen Healthcare, Inc.(2)	3,264	50,820
OptimizeRx Corp.(2)	4,478	62,871
Schrodinger, Inc.(2)	8,142	272,350
Sharecare, Inc.(2)	23,955	35,693
Simulations Plus, Inc.	37	1,635
Veradigm, Inc.(2)	35,204	414,703
		1,415,556
Hotels, Restaurants and Leisure — 2.4%
Accel Entertainment, Inc.(2)	17,322	161,614
Bally's Corp.(2)	9,618	130,709
BJ's Restaurants, Inc.(2)	7,865	234,220
Bloomin' Brands, Inc.	30,059	718,110
Bowlero Corp.(2)	1,668	19,115
BurgerFi International, Inc.(2)	5	6
Carrols Restaurant Group, Inc.(2)	11,030	60,665
Century Casinos, Inc.(2)	3,623	24,600
Cheesecake Factory, Inc.(1)	16,285	510,209
Chuy's Holdings, Inc.(2)	6,422	236,587
Cracker Barrel Old Country Store, Inc.(1)	7,420	727,308
Dave & Buster's Entertainment, Inc.(2)	13,237	425,570
El Pollo Loco Holdings, Inc.	9,171	83,823

Everi Holdings, Inc.(2)	29,565	410,954
Fiesta Restaurant Group, Inc.(2)	1,740	12,511
Full House Resorts, Inc.(2)	198	1,406
Golden Entertainment, Inc.(2)	6,737	283,897
Monarch Casino & Resort, Inc.	4,655	302,063
Noodles & Co.(2)	14,831	49,684
ONE Group Hospitality, Inc.(2)	8,714	61,521
Playa Hotels & Resorts NV(2)	51,769	460,226
PlayAGS, Inc.(2)	12,307	65,719
Potbelly Corp.(2)	9,598	74,672
RCI Hospitality Holdings, Inc.	2,844	205,422
Red Robin Gourmet Burgers, Inc.(1)(2)	5,772	73,131
Ruth's Hospitality Group, Inc.	10,337	221,522
Shake Shack, Inc., Class A(2)	6,169	408,203
Sweetgreen, Inc., Class A(2)	13,917	132,629
Target Hospitality Corp.(2)	9,302	131,437
		6,227,533
Household Durables — 2.7%
Bassett Furniture Industries, Inc.	870	11,754
Beazer Homes USA, Inc.(2)	11,927	241,760
Cavco Industries, Inc.(2)	2,176	541,780
Century Communities, Inc.	11,663	742,117
Cricut, Inc., Class A	5,143	48,499
Dream Finders Homes, Inc., Class A(1)(2)	7,168	132,895
Ethan Allen Interiors, Inc.	8,220	205,747
Flexsteel Industries, Inc.	736	13,469
GoPro, Inc., Class A(2)	42,433	178,219
Green Brick Partners, Inc.(2)	11,035	528,245
Helen of Troy Ltd.(2)	7,809	751,851
Hooker Furnishings Corp.	3,766	55,925
Hovnanian Enterprises, Inc., Class A(2)	1,992	167,248
Installed Building Products, Inc.	2,840	296,894
iRobot Corp.(2)	9	319
KB Home	9,509	412,025
La-Z-Boy, Inc.	15,383	411,034
Legacy Housing Corp.(2)	2,869	54,626
LGI Homes, Inc.(2)	3,178	361,561
Lifetime Brands, Inc.	1,832	8,977
Lovesac Co.(2)	3,668	77,321
M/I Homes, Inc.(2)	11,527	814,613
MDC Holdings, Inc.	7,621	306,974
Meritage Homes Corp.	201	23,181
Purple Innovation, Inc.	10,681	36,956
Skyline Champion Corp.(2)	2	116
Traeger, Inc.(2)	9,938	36,671
Tri Pointe Homes, Inc.(2)	19,113	558,291
Universal Electronics, Inc.(2)	3,527	28,463
VOXX International Corp.(2)	4,949	47,906
Vuzix Corp.(2)	15,574	78,181
		7,173,618
Household Products — 0.5%
Central Garden & Pet Co.(2)	3,190	115,797
Central Garden & Pet Co., Class A(2)	13,329	457,851
Energizer Holdings, Inc.	97	3,162
Oil-Dri Corp. of America	1,741	66,106

WD-40 Co.	3,460	656,189
		1,299,105
Independent Power and Renewable Electricity Producers — 0.3%
Montauk Renewables, Inc.(2)	20,220	140,327
Sunnova Energy International, Inc.(1)(2)	33,976	600,016
		740,343
Insurance — 2.6%
Ambac Financial Group, Inc.(2)	15,857	220,888
AMERISAFE, Inc.	6,448	329,235
Argo Group International Holdings Ltd.	4,540	133,067
BRP Group, Inc., Class A(2)	2,100	42,126
CNO Financial Group, Inc.	39,171	850,402
Crawford & Co., Class A	110	1,087
Crawford & Co., Class B	45	398
Donegal Group, Inc., Class A	4,056	58,325
eHealth, Inc.(2)	9,983	66,786
Employers Holdings, Inc.	9,335	337,554
Genworth Financial, Inc., Class A(2)	87,730	469,356
GoHealth, Inc., Class A(2)	108	2,058
Greenlight Capital Re Ltd., A Shares(2)	6,067	58,304
HCI Group, Inc.(1)	1,971	104,246
Heritage Insurance Holdings, Inc.	3,469	15,333
Hippo Holdings, Inc.(1)(2)	4,653	73,145
Horace Mann Educators Corp.	13,992	420,460
Investors Title Co.	184	24,389
James River Group Holdings Ltd.	10,662	204,071
Lemonade, Inc.(2)	15,649	275,735
Mercury General Corp.	9,033	271,080
National Western Life Group, Inc., Class A	737	274,931
Oscar Health, Inc., Class A(2)	49,366	362,346
Palomar Holdings, Inc.(2)	7,582	414,432
ProAssurance Corp.	18,741	227,703
Safety Insurance Group, Inc.	4,939	359,658
Selectquote, Inc.(2)	36,891	59,026
SiriusPoint Ltd.(2)	36,686	341,547
Stewart Information Services Corp.	7,598	340,694
Tiptree, Inc.	3,349	44,173
United Fire Group, Inc.	8,235	176,888
Universal Insurance Holdings, Inc.	11,370	163,160
White Mountains Insurance Group Ltd.	5	6,771
		6,729,374
Interactive Media and Services — 1.3%
Cargurus, Inc.(2)	36,360	683,204
Cars.com, Inc.(2)	26,065	460,047
DHI Group, Inc.(2)	7,151	26,173
Nextdoor Holdings, Inc.(2)	33,718	83,283
QuinStreet, Inc.(2)	6,392	58,934
Shutterstock, Inc.	8,327	414,435
TripAdvisor, Inc.(2)	37,640	585,678
TrueCar, Inc.(2)	14,495	32,759
Yelp, Inc.(2)	22,332	748,122
Zedge, Inc., Class B(2)	1,146	2,636
ZipRecruiter, Inc., Class A(2)	13,829	213,935
		3,309,206

IT Services — 0.4%
Brightcove, Inc.(2)	5,226	21,845
DigitalOcean Holdings, Inc.(1)(2)	234	9,161
Hackett Group, Inc.	8,329	161,499
Information Services Group, Inc.	1,185	6,044
Perficient, Inc.(2)	8,747	668,883
PFSweb, Inc.	2,890	12,485
Rackspace Technology, Inc.(2)	6,529	10,185
Unisys Corp.(2)	12,558	49,353
		939,455
Leisure Products — 0.7%
American Outdoor Brands, Inc.(2)	1,238	8,988
AMMO, Inc.(2)	21,527	37,888
Clarus Corp.	8,385	69,344
Funko, Inc., Class A(2)	4,745	57,889
JAKKS Pacific, Inc.(2)	2,588	53,442
Johnson Outdoors, Inc., Class A	1,513	85,878
Latham Group, Inc.(2)	8,578	30,881
Malibu Boats, Inc., Class A(2)	7,054	369,982
MasterCraft Boat Holdings, Inc.(2)	6,534	173,151
Nautilus, Inc.(2)	2,111	2,681
Smith & Wesson Brands, Inc.	15,176	178,014
Sturm Ruger & Co., Inc.	6,408	330,396
Vista Outdoor, Inc.(2)	19,549	520,590
		1,919,124
Life Sciences Tools and Services — 0.4%
AbCellera Biologics, Inc.(1)(2)	39,546	275,636
Codexis, Inc.(2)	16,783	37,090
CryoPort, Inc.(2)	8,414	154,902
Harvard Bioscience, Inc.(2)	4,130	23,087
Inotiv, Inc.(2)	3,884	23,615
MaxCyte, Inc.(2)	21,070	85,965
OmniAb, Inc.(2)	32,349	139,748
OmniAb, Inc.(2)	309	813
OmniAb, Inc.(2)	309	775
Personalis, Inc.(2)	7,262	13,071
Quanterix Corp.(2)	10,908	213,906
Seer, Inc.(2)	15,169	55,822
SomaLogic, Inc.(2)	44,359	134,408
Sotera Health Co.(2)	741	10,441
		1,169,279
Machinery — 3.7%
3D Systems Corp.(2)	30,079	246,648
Alamo Group, Inc.	1,517	252,520
Albany International Corp., Class A	4	340
Astec Industries, Inc.	7,837	288,872
Barnes Group, Inc.	13,736	540,512
Commercial Vehicle Group, Inc.(2)	11,776	115,523
Crane NXT Co.	6,631	348,990
Desktop Metal, Inc., Class A(2)	76,905	143,043
Douglas Dynamics, Inc.	1,365	38,575
Enerpac Tool Group Corp.	19,247	489,259
EnPro Industries, Inc.	6,105	617,093
ESCO Technologies, Inc.	6,243	561,870
Federal Signal Corp.	54	2,862

Gorman-Rupp Co.	14	335
Greenbrier Cos., Inc.	10,595	287,866
Helios Technologies, Inc.	11,442	565,807
Hurco Cos., Inc.	1,535	32,312
Hyliion Holdings Corp.(1)(2)	33,378	54,740
Hyster-Yale Materials Handling, Inc.	3,772	176,379
Kadant, Inc.	3,960	751,291
Kennametal, Inc.	27,809	693,000
Lindsay Corp.	2,494	293,793
Manitowoc Co., Inc.(2)	13,975	200,541
Mayville Engineering Co., Inc.(2)	3,920	45,511
Microvast Holdings, Inc.(1)(2)	18,291	22,681
Miller Industries, Inc.	4,206	138,209
Mueller Water Products, Inc., Class A	52,262	715,989
NN, Inc.(2)	3,575	6,292
Omega Flex, Inc.	1,220	127,087
Park-Ohio Holdings Corp.	1,146	18,072
Proterra, Inc.(1)(2)	0	—
Proto Labs, Inc.(2)	9,696	298,249
REV Group, Inc.	4,353	44,139
Shyft Group, Inc.	1,120	26,331
SPX Technologies, Inc.(2)	72	5,498
Standex International Corp.	4,215	574,041
Tennant Co.	1,702	124,416
Terex Corp.	912	42,289
Titan International, Inc.(2)	18,083	178,841
Trinity Industries, Inc.	12,471	263,762
Wabash National Corp.	17,089	400,737
		9,734,315
Marine Transportation — 0.5%
Costamare, Inc.	9,655	74,537
Eagle Bulk Shipping, Inc.(1)	3,416	134,180
Eneti, Inc.	8,578	81,148
Genco Shipping & Trading Ltd.	15,378	190,841
Matson, Inc.	11,549	789,143
Pangaea Logistics Solutions Ltd.	10,093	57,934
Safe Bulkers, Inc.(1)	27,977	88,687
		1,416,470
Media — 1.4%
AMC Networks, Inc., Class A(2)	10,370	117,285
Boston Omaha Corp., Class A(2)	7,459	142,318
Cumulus Media, Inc., Class A(2)	2,987	9,618
Daily Journal Corp.(2)	92	27,120
E.W. Scripps Co., Class A(2)	20,674	162,911
Entravision Communications Corp., Class A	21,732	89,753
Gannett Co., Inc.(2)	7,761	17,229
Gray Television, Inc.	27,129	190,717
iHeartMedia, Inc., Class A(2)	32,903	77,980
John Wiley & Sons, Inc., Class A	14,130	508,680
Magnite, Inc.(2)	43,641	518,455
PubMatic, Inc., Class A(2)	13,164	231,028
Scholastic Corp.	9,502	403,645
Sinclair Broadcast Group, Inc., Class A(1)	11,592	178,285
Stagwell, Inc.(2)	28,424	176,229
TechTarget, Inc.(2)	8,562	297,444

Thryv Holdings, Inc.(2)	10,592	246,794
Urban One, Inc.(2)	3,484	19,894
Urban One, Inc., Class A(2)	1,238	7,737
WideOpenWest, Inc.(2)	17,065	129,694
		3,552,816
Metals and Mining — 2.4%
Alpha Metallurgical Resources, Inc.	4,754	641,647
Arconic Corp.(2)	13,484	389,822
Ascent Industries Co.(2)	1,238	11,761
ATI, Inc.(2)	94	3,251
Carpenter Technology Corp.	17,355	791,562
Century Aluminum Co.(2)	18,380	144,099
Coeur Mining, Inc.(2)	102,110	306,330
Compass Minerals International, Inc.	13,306	422,199
Gatos Silver, Inc.(2)	15,326	68,967
Haynes International, Inc.	4,252	184,622
Hecla Mining Co.	11,370	60,602
Kaiser Aluminum Corp.	5,067	306,047
Materion Corp.	8,002	802,921
McEwen Mining, Inc.(1)(2)	14,812	113,164
Olympic Steel, Inc.	4,197	175,519
Ramaco Resources, Inc.	8,189	60,680
Ryerson Holding Corp.	10,215	347,208
Schnitzer Steel Industries, Inc., Class A	8,836	243,078
SunCoke Energy, Inc.	30,954	210,178
TimkenSteel Corp.(2)	14,935	254,343
Tredegar Corp.	9,036	63,523
Warrior Met Coal, Inc.	19,749	647,372
		6,248,895
Multi-Utilities — 0.1%
Avista Corp.	3	124
Unitil Corp.	5,833	307,341
		307,465
Oil, Gas and Consumable Fuels — 4.4%
Amplify Energy Corp.(2)	7,705	52,394
Arch Resources, Inc.	5,600	578,760
Ardmore Shipping Corp.	15,334	179,561
Berry Corp.	22,548	142,052
Callon Petroleum Co.(2)	21,403	655,574
Chord Energy Corp.	1	143
Clean Energy Fuels Corp.(2)	56,488	227,082
CNX Resources Corp.(2)	9,743	150,529
CONSOL Energy, Inc.	9,501	512,674
Crescent Energy Co., Class A(1)	13,300	125,153
CVR Energy, Inc.(1)	6,291	147,272
Delek US Holdings, Inc.	22,803	502,122
DHT Holdings, Inc.	47,962	368,828
Dorian LPG Ltd.	12,920	298,194
Earthstone Energy, Inc., Class A(2)	23,797	285,802
Enviva, Inc.	1,568	13,767
Epsilon Energy Ltd.	1,689	8,293
Equitrans Midstream Corp.	78,440	669,093
Evolution Petroleum Corp.	10,006	78,447
Excelerate Energy, Inc., Class A	1,606	29,807
Gran Tierra Energy, Inc.(2)	1,104	5,653

Green Plains, Inc.(2)	19,288	559,352
Gulfport Energy Corp.(2)	3,417	331,517
Hallador Energy Co.(2)	7,917	61,673
HighPeak Energy, Inc.	4,304	53,111
International Seaways, Inc.	15,994	576,584
Kimbell Royalty Partners LP	19,277	283,950
NACCO Industries, Inc., Class A	389	12,234
Nordic American Tankers Ltd.	71,760	251,878
Northern Oil & Gas, Inc.	7,622	227,974
Overseas Shipholding Group, Inc., Class A(2)	21,643	78,781
Par Pacific Holdings, Inc.(2)	19,466	415,015
Plains GP Holdings LP, Class A(1)(2)	30,910	420,376
PrimeEnergy Resources Corp.(2)	41	3,752
Ranger Oil Corp., Class A	6,914	254,090
REX American Resources Corp.(2)	5,365	176,723
Riley Exploration Permian, Inc.	1,801	60,280
Ring Energy, Inc.(1)(2)	23,160	39,372
SandRidge Energy, Inc.	11,409	153,679
Scorpio Tankers, Inc.	317	14,509
SFL Corp. Ltd.	40,730	349,463
SilverBow Resources, Inc.(2)	4,733	113,024
Talos Energy, Inc.(2)	28,731	353,679
Teekay Corp.(2)	27,372	153,557
Teekay Tankers Ltd., Class A	9,764	352,773
Uranium Energy Corp.(2)	84,541	218,961
VAALCO Energy, Inc.	34,754	134,150
Vertex Energy, Inc.(1)(2)	21,000	135,870
Vital Energy, Inc.(2)	6,460	268,025
W&T Offshore, Inc.(2)	20,304	78,577
World Fuel Services Corp.	20,711	473,661
		11,637,790
Paper and Forest Products — 0.3%
Clearwater Paper Corp.(2)	5,991	182,067
Glatfelter Corp.	15,405	44,212
Mercer International, Inc.	14,223	123,171
Sylvamo Corp.	12,741	502,250
		851,700
Passenger Airlines — 1.1%
Allegiant Travel Co.(2)	5,986	583,575
Blade Air Mobility, Inc.(2)	3,034	9,800
Frontier Group Holdings, Inc.(2)	6,160	50,697
Hawaiian Holdings, Inc.(2)	16,575	132,766
JetBlue Airways Corp.(2)	111,453	761,224
Mesa Air Group, Inc.(2)	5,864	9,617
SkyWest, Inc.(2)	17,311	517,772
Spirit Airlines, Inc.	37,696	573,356
Sun Country Airlines Holdings, Inc.(2)	12,884	242,219
		2,881,026
Personal Care Products — 0.9%
Edgewell Personal Care Co.	16,756	652,646
elf Beauty, Inc.(2)	5,779	601,132
Honest Co., Inc.(2)	9,666	14,209
Inter Parfums, Inc.	94	11,806
Medifast, Inc.	3,523	277,260
Nature's Sunshine Products, Inc.(2)	1,609	17,989

Nu Skin Enterprises, Inc., Class A	16,901	563,310
Olaplex Holdings, Inc.(2)	17,036	53,834
USANA Health Sciences, Inc.(2)	4,266	258,818
		2,451,004
Pharmaceuticals — 2.3%
Amneal Pharmaceuticals, Inc.(2)	28,227	66,051
Amphastar Pharmaceuticals, Inc.(2)	15,295	678,639
ANI Pharmaceuticals, Inc.(2)	4,759	214,821
Arvinas, Inc.(2)	6,384	139,363
Assertio Holdings, Inc.(1)(2)	23,233	147,065
ATAI Life Sciences NV(2)	23,930	42,835
Atea Pharmaceuticals, Inc.(2)	16,045	64,020
Athira Pharma, Inc.(2)	8,387	23,232
Collegium Pharmaceutical, Inc.(2)	12,370	273,006
Concert Pharmaceuticals, Inc.(2)	5,515	2,041
Corcept Therapeutics, Inc.(2)	29,058	682,572
CorMedix, Inc.(2)	22	106
Cymabay Therapeutics, Inc.(2)	30	269
DICE Therapeutics, Inc.(2)	7,590	239,920
Edgewise Therapeutics, Inc.(2)	13,990	141,579
EyePoint Pharmaceuticals, Inc.(2)	7,327	44,328
Fulcrum Therapeutics, Inc.(2)	16,261	44,230
Harmony Biosciences Holdings, Inc.(2)	9,700	335,426
Harrow Health, Inc.(2)	10,367	195,522
Innoviva, Inc.(2)	20,708	279,351
Jounce Therapeutics, Inc.(2)	4,355	131
Ligand Pharmaceuticals, Inc.(2)	5,632	394,691
Longboard Pharmaceuticals, Inc.(2)	4,201	29,113
Marinus Pharmaceuticals, Inc.(2)	6,724	47,808
Milestone Pharmaceuticals, Inc.(2)	480	1,891
NGM Biopharmaceuticals, Inc.(2)	9,550	28,936
Nuvation Bio, Inc.(2)	15,559	25,206
Omeros Corp.(2)	2,640	16,368
Oramed Pharmaceuticals, Inc.(1)(2)	7,147	28,874
Pacira BioSciences, Inc.(2)	14,076	535,310
Phibro Animal Health Corp., Class A	2,387	31,747
Pliant Therapeutics, Inc.(2)	1,012	21,890
Prestige Consumer Healthcare, Inc.(2)	110	6,295
Rain Oncology, Inc.(2)	6,899	7,658
SCYNEXIS, Inc.(2)	8,168	20,420
SIGA Technologies, Inc.	14,140	79,325
Supernus Pharmaceuticals, Inc.(2)	16,068	532,493
Tarsus Pharmaceuticals, Inc.(2)	8,124	136,077
Terns Pharmaceuticals, Inc.(1)(2)	13,395	142,121
Theravance Biopharma, Inc.(1)(2)	16,106	180,065
Theseus Pharmaceuticals, Inc.(2)	6,564	47,786
Ventyx Biosciences, Inc.(2)	20	689
Verrica Pharmaceuticals, Inc.(2)	2,500	14,175
Zevra Therapeutics, Inc.(1)(2)	10,812	54,492
		5,997,937
Professional Services — 2.6%
Barrett Business Services, Inc.	2,223	186,732
CBIZ, Inc.(2)	15,617	787,409
Conduent, Inc.(2)	56,647	171,640
CRA International, Inc.	2,089	193,588

CSG Systems International, Inc.	10,558	506,573
DLH Holdings Corp.(2)	962	10,159
First Advantage Corp.(2)	16,849	227,630
Forrester Research, Inc.(2)	3,771	108,228
Franklin Covey Co.(2)	4,021	148,455
Heidrick & Struggles International, Inc.	6,605	160,171
HireRight Holdings Corp.(2)	4,902	50,147
Hudson Global, Inc.(2)	368	7,143
Huron Consulting Group, Inc.(2)	6,367	517,510
IBEX Holdings Ltd.(2)	2,951	60,437
ICF International, Inc.	6,174	691,426
Innodata, Inc.(2)	288	2,917
Kelly Services, Inc., Class A	10,939	191,214
Kforce, Inc.	6,760	389,308
Korn Ferry	9,463	444,761
Mistras Group, Inc.(2)	4,892	34,342
NV5 Global, Inc.(2)	3,848	348,706
Planet Labs PBC(2)	50,325	230,992
RCM Technologies, Inc.(2)	1,270	20,587
Resources Connection, Inc.	10,926	166,949
Sterling Check Corp.(2)	6,810	92,139
TaskUS, Inc., Class A(2)	7,931	86,051
TrueBlue, Inc.(2)	10,770	178,136
TTEC Holdings, Inc.	5,749	182,358
Verra Mobility Corp.(2)	38,449	677,856
		6,873,564
Real Estate Management and Development — 1.3%
Anywhere Real Estate, Inc.(2)	26,610	161,523
Compass, Inc., Class A(2)	3,493	12,924
Cushman & Wakefield PLC(2)	52,717	418,046
Douglas Elliman, Inc.	17,764	51,693
eXp World Holdings, Inc.(1)	21,122	325,068
Five Point Holdings LLC, Class A(2)	6,743	15,711
Forestar Group, Inc.(2)	6,700	136,211
FRP Holdings, Inc.(2)	94	4,964
Kennedy-Wilson Holdings, Inc.	40,944	631,766
Marcus & Millichap, Inc.	8,335	244,632
Newmark Group, Inc., Class A	36,136	206,698
Opendoor Technologies, Inc.(1)(2)	111,159	293,460
Rafael Holdings, Inc., Class B(2)	2,111	4,306
RE/MAX Holdings, Inc., Class A	5,971	111,598
Redfin Corp.(2)	22,917	224,357
RMR Group, Inc., Class A	5,154	110,966
Seritage Growth Properties, Class A(2)	8,776	65,293
St. Joe Co.	8,217	382,173
Stratus Properties, Inc.	1,060	23,087
Tejon Ranch Co.(2)	6,107	103,208
		3,527,684
Semiconductors and Semiconductor Equipment — 2.0%
ACM Research, Inc., Class A(2)	14,979	151,438
Alpha & Omega Semiconductor Ltd.(2)	7,739	214,293
Amtech Systems, Inc.(2)	1,238	11,018
Axcelis Technologies, Inc.(2)	4,668	735,443
AXT, Inc.(2)	13,609	46,407
Cohu, Inc.(2)	15,783	605,120

FormFactor, Inc.(2)	20,532	642,446
inTEST Corp.(2)	962	19,817
Kulicke & Soffa Industries, Inc.	852	45,054
Magnachip Semiconductor Corp.(2)	14,156	144,816
MaxLinear, Inc.(2)	18,505	540,531
NVE Corp.	1,793	160,241
Photronics, Inc.(2)	20,483	434,854
Rambus, Inc.(2)	7,716	493,515
SkyWater Technology, Inc.(2)	6,506	66,687
SMART Global Holdings, Inc.(2)	16,305	368,167
Ultra Clean Holdings, Inc.(2)	14,800	507,344
Veeco Instruments, Inc.(2)	6,468	157,884
		5,345,075
Software — 3.2%
A10 Networks, Inc.	23,492	349,796
ACI Worldwide, Inc.(2)	7,298	166,467
Adeia, Inc.	29,499	289,385
Agilysys, Inc.(2)	4,106	305,240
American Software, Inc., Class A	3,581	45,586
C3.ai, Inc., Class A(1)(2)	33,320	1,333,133
Cipher Mining, Inc.(1)(2)	5,066	12,868
Cleanspark, Inc.(2)	5,092	21,845
CommVault Systems, Inc.(2)	4,569	318,414
CoreCard Corp.(1)(2)	1,941	46,700
CS Disco, Inc.(2)	4,605	38,083
Ebix, Inc.	6,762	134,699
Envestnet, Inc.(2)	152	7,954
InterDigital, Inc.	11,063	918,671
LiveRamp Holdings, Inc.(2)	21,287	518,126
Marathon Digital Holdings, Inc.(1)(2)	43,690	427,725
Matterport, Inc.(2)	60,804	180,588
Mitek Systems, Inc.(2)	14,249	148,475
N-able, Inc.(2)	6,568	93,266
Olo, Inc., Class A(2)	29,962	206,139
OneSpan, Inc.(2)	903	13,671
Progress Software Corp.	14,256	855,360
Riot Platforms, Inc.(2)	69,757	837,084
SolarWinds Corp.(2)	14,496	134,813
SoundThinking, Inc.(2)	2,554	65,101
SRAX, Inc.(2)	2,889	1,300
Telos Corp.(2)	7,458	23,940
Upland Software, Inc.(2)	2,876	8,082
Verint Systems, Inc.(2)	17,961	644,441
Vertex, Inc., Class A(2)	3,483	76,556
Xperi, Inc.(2)	11,682	138,198
Yext, Inc.(2)	7,458	68,539
		8,430,245
Specialty Retail — 3.6%
1-800-Flowers.com, Inc., Class A(2)	10,191	82,751
Aaron's Co., Inc.	10,650	130,356
Abercrombie & Fitch Co., Class A(2)	19,128	593,542
Academy Sports & Outdoors, Inc.	5,563	272,364
American Eagle Outfitters, Inc.	37,350	379,849
America's Car-Mart, Inc.(2)	2,065	168,359
Arhaus, Inc.(1)(2)	6,416	45,361

Arko Corp.	28,704	208,104
Barnes & Noble Education, Inc.(2)	4,816	6,694
Big 5 Sporting Goods Corp.	5,856	44,271
Boot Barn Holdings, Inc.(2)	16	1,082
Buckle, Inc.	10,432	320,367
Build-A-Bear Workshop, Inc.	5,595	101,717
Caleres, Inc.	12,110	209,019
Camping World Holdings, Inc., Class A	13,382	360,645
CarParts.com, Inc.(2)	11,346	47,313
Cato Corp., Class A	4,627	37,294
Chico's FAS, Inc.(2)	42,554	193,195
Children's Place, Inc.(2)	3,604	54,168
Citi Trends, Inc.(2)	2,710	39,620
Conn's, Inc.(2)	5,246	21,299
Container Store Group, Inc.(2)	11,108	27,326
Designer Brands, Inc., Class A	17,968	112,659
Destination XL Group, Inc.(2)	14,818	61,643
Duluth Holdings, Inc., Class B(2)	2,874	15,520
Foot Locker, Inc.	13,961	353,493
Genesco, Inc.(2)	4,126	74,392
Group 1 Automotive, Inc.	1,669	373,038
GrowGeneration Corp.(2)	14,554	53,850
Guess?, Inc.	11,439	219,743
Haverty Furniture Cos., Inc.	5,046	133,164
Hibbett, Inc.	4,105	147,862
Kirkland's, Inc.(2)	1,146	3,289
Lands' End, Inc.(2)	3,780	23,701
Lazydays Holdings, Inc.(2)	2,196	26,352
LL Flooring Holdings, Inc.(2)	9,342	42,039
MarineMax, Inc.(2)	5,695	161,567
Monro, Inc.	10,323	427,062
National Vision Holdings, Inc.(2)	10,927	275,907
ODP Corp.(2)	13,348	534,721
Petco Health & Wellness Co., Inc.(2)	12,029	91,902
PetMed Express, Inc.(1)	6,828	101,259
RumbleON, Inc., Class B(1)(2)	3,323	36,287
Sally Beauty Holdings, Inc.(2)	37,762	425,200
Shoe Carnival, Inc.	5,937	116,187
Signet Jewelers Ltd.	4,921	312,434
Sonic Automotive, Inc., Class A	4,984	206,537
Sportsman's Warehouse Holdings, Inc.(2)	13,164	59,633
Stitch Fix, Inc., Class A(2)	26,387	94,729
ThredUp, Inc., Class A(2)	24,717	51,164
Tile Shop Holdings, Inc.(2)	4,724	24,848
Tilly's, Inc., Class A(2)	6,219	48,508
Upbound Group, Inc.	14,832	443,625
Urban Outfitters, Inc.(2)	17,158	528,810
Victoria's Secret & Co.(2)	20,452	417,630
Zumiez, Inc.(2)	5,539	89,012
		9,432,463
Technology Hardware, Storage and Peripherals — 0.6%
Eastman Kodak Co.(2)	20,285	101,628
Immersion Corp.	11,648	82,468
Intevac, Inc.(2)	7,159	35,652
IonQ, Inc.(2)	57,275	617,997

Super Micro Computer, Inc.(2)	3,297	738,363
Turtle Beach Corp.(2)	5,151	58,618
Xerox Holdings Corp.	1,785	25,115
		1,659,841
Textiles, Apparel and Luxury Goods — 1.2%
Allbirds, Inc., Class A(2)	5,324	6,282
Carter's, Inc.	10,124	629,409
Delta Apparel, Inc.(2)	736	7,132
Ermenegildo Zegna NV	582	6,623
Fossil Group, Inc.(2)	16,378	33,247
G-III Apparel Group Ltd.(2)	13,642	219,363
Hanesbrands, Inc.	56,106	230,596
Kontoor Brands, Inc.	18,215	713,299
Lakeland Industries, Inc.	962	10,534
Movado Group, Inc.	5,257	133,791
Oxford Industries, Inc.	5,420	541,675
Rocky Brands, Inc.	1,946	37,188
Steven Madden Ltd.	19,838	619,144
Superior Group of Cos., Inc.	1,422	12,371
Unifi, Inc.(2)	5,071	36,562
Vera Bradley, Inc.(2)	8,861	42,090
Wolverine World Wide, Inc.	4	54
		3,279,360
Trading Companies and Distributors — 1.8%
Alta Equipment Group, Inc.	6,764	92,058
BlueLinx Holdings, Inc.(2)	3,197	262,857
Boise Cascade Co.	517	37,131
Custom Truck One Source, Inc.(2)	10,910	70,260
Distribution Solutions Group, Inc.(2)	1	45
FTAI Aviation Ltd.	13,147	368,773
Global Industrial Co.	5,139	127,858
GMS, Inc.(2)	13,499	854,892
H&E Equipment Services, Inc.	11,438	411,311
Hudson Technologies, Inc.(2)	10,778	94,200
McGrath RentCorp	8,241	731,883
MRC Global, Inc.(2)	215	1,868
NOW, Inc.(2)	36,709	326,343
Rush Enterprises, Inc., Class A	25	1,307
Rush Enterprises, Inc., Class B	111	6,459
Textainer Group Holdings Ltd.	11,780	417,837
Titan Machinery, Inc.(2)	7,020	177,255
Transcat, Inc.(2)	2,413	203,971
Veritiv Corp.	4,750	501,553
		4,687,861
Water Utilities — 0.1%
American States Water Co.	41	3,642
Artesian Resources Corp., Class A	690	34,155
Consolidated Water Co. Ltd.	4,997	97,542
Middlesex Water Co.	2,291	186,396
Pure Cycle Corp.(2)	2,085	20,266
York Water Co.	1	42
		342,043
Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	16,752	317,953
Spok Holdings, Inc.	6,381	75,296

Telephone & Data Systems, Inc.	35,259	235,530
US Cellular Corp.(2)	4,820	68,926
		697,705
TOTAL COMMON STOCKS (Cost $274,834,031)		263,319,484
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	83,275	83,275
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,335,217	4,335,217
TOTAL SHORT-TERM INVESTMENTS (Cost $4,418,492)		4,418,492
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $279,252,523)		267,737,976
OTHER ASSETS AND LIABILITIES — (1.5)%		(3,935,481)
TOTAL NET ASSETS — 100.0%		$263,802,495

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,503,502. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,725,053, which includes securities collateral of $1,389,836.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.